Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets
7.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Prepayments to suppliers	1,141	317	51
Due from suppliers*	65,181	58,357	9,405
Advances to hospitals**	21,476	4,473	721
Advances to employees***	10,825	10,154	1,637
Deferred costs	6,200	—	—
Consideration receivable for disposal of CAH and WHT	—	80,453	12,967
Others	15,949	25,035	4,035

	120,772	178,789	28,816
Reserve for unrecoverable deposits	(9,292)	(1,522)	(245)

	111,480	177,267	28,570

	For the Years Ended December 31,
	2013	2014	2014
	RMB	RMB	US$
Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	10,270	9,292	1,498
Provisions for the year	1,533	1,324	213
Write off of provisions	(1,533)	(9,524)	(1,535)
Foreign currency translation	(978)	430	69

Balance at end of the year	9,292	1,522	245

Provisions are charged directly to the statement of comprehensive income. The related expense is included in the caption “general and administrative expenses” in the consolidated statements of comprehensive income.

*	Amounts due from suppliers represent returnable deposits of cancelled orders from suppliers. There were no remaining contractual obligations associated with purchase contracts as of December 31, 2013 and 2014, respectively. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve amounting to RMB9,292 and RMB1,522 (US$245) on amounts due from suppliers as at December 31, 2013 and 2014, respectively.
**	The amount represents interest-free advances to hospital customers. The Group has assessed the impact of such advances on revenue recognition at the outset of the arrangement and has concluded that they do not affect revenue recognition. The risk of loss arising from any failure by hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management. A charge to cost of revenue is recorded in the period in which a loss is incurred.
***	The amount represents interest-free advance to hospitals held by the Company’s employees to cover expenses incurred by hospital customers. The risk of loss is assessed prior to making the advances and is monitored on a regular basis by management. To date, the Group has not experienced any loss of such advances.